DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	12 Months Ended
Aug. 31, 2022 $ / shares
Effective contractual conversion rates	$ 0.05
Contractual term to maturity	3 years
Risk-adjusted interest rate	1.62%
Minimum [Member]
Quoted market price on valuation date	$ 0.018
Volatility	228.26%
Maximum [Member]
Quoted market price on valuation date	$ 0.025
Volatility	400.44%